Business Combinations - Summary of Revenue and Profit Before Tax Contribution From Acquired Entities (Detail) - EUR (€) € in Thousands	9 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021
Disclosure Of Revenue And Profit Before Tax Of Acquired Entities As Of Acquisition Date [Line Items]
Revenue		€ 113,007
Business combination profit loss of acquiree before tax since acquisition date		47,046
Revenue		1,322,854
Profit before taxation		238,507
Verno Holdings Limited
Disclosure Of Revenue And Profit Before Tax Of Acquired Entities As Of Acquisition Date [Line Items]
Revenue	€ 29,927
Business combination profit loss of acquiree before tax since acquisition date	€ 1,946
Revenue		1,338,784
Profit before taxation		€ 222,394